                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  40 Rowes Wharf, 2/nd/ Floor
          Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Curtis
Title:  Chief Financial Officer
Phone:  617-897-5800

Signature, Place, and Date of Signing:

   /s/ Charles Curtis      Boston, Massachusetts        August 13, 2009
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                    105

Form 13F Information Table Value Total:            $ 1,112,358
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/09

(ITEM 1)                     (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                     -------- --------- ---------- ---------     ---------- -------- ------------------------

                                                                                             VOTING AUTHORITY (SHARES)
                                                   FAIR    SHARES OR                         ------------------------
                             TITLE OF  CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)       (B)    (C)
--------------               -------- --------- ---------- ---------     ---------- -------- ---------  ------ -------
3M CO COM                     COMMON  88579Y101    540,900     9,000 X      SOLE                 9,000    0          0
A T & T INC (NEW)             COMMON  00206R102 80,911,332 3,257,300 X      SOLE             2,941,000    0    316,300
ABBOTT LABS                   COMMON  002824100 64,515,360 1,371,500 X      SOLE             1,243,800    0    127,700
AMERICAN ELECTRIC POW         COMMON  025537101  7,366,950   255,000 X      SOLE               246,000    0      9,000
ANADARKO PETE CORP            COMMON  032511107 34,087,890   751,000 X      SOLE               687,000    0     64,000
ARCHER DANIELS MIDLAN         COMMON  039483102 12,849,600   480,000 X      SOLE               431,500    0     48,500
BANK OF AMERICA               COMMON  060505104 15,510,000 1,175,000 X      SOLE             1,075,500    0     99,500
BARRICK GOLD CORP COM         COMMON  067901108 55,026,731 1,640,141 X      SOLE             1,486,741    0    153,400
BAXTER INTL INC               COMMON  071813109 11,386,400   215,000 X      SOLE               192,000    0     23,000
BERKSHIRE HATHAWAY IN         COMMON  084670207  7,137,974     2,465 X      SOLE                 2,215    0        250
BIOGEN IDEC INC COM           COMMON  09062X103  5,991,405   132,700 X      SOLE               117,700    0     15,000
BP P L C ADR SPONSORE         COMMON  055622104  5,613,128   117,725 X      SOLE               102,725    0     15,000
CATERPILLAR INC               COMMON  149123101  6,650,952   201,300 X      SOLE               183,800    0     17,500
CENTRAL FD CDA LTD            COMMON  153501101    117,400    10,000 X      SOLE                10,000    0          0
CGA MINING LTD SHS            COMMON  Q22628103    576,200   430,000 X      SOLE               430,000    0          0
CHESAPEAKE ENERGY COR         COMMON  165167107  9,772,224   492,800 X      SOLE               444,400    0     48,400
CHEVRONTEXACO CORPORA         COMMON  166764100  8,513,125   128,500 X      SOLE               106,500    0     22,000
CHUBB CORP                    COMMON  171232101    478,560    12,000 X      SOLE                12,000    0          0
CIEN 0.250% 05/01/13         CONVERT  171779AB7  1,378,778 2,097,000 X      SOLE             2,097,000    0          0
CISCO SYS INC                 COMMON  17275R102 17,857,375   957,500 X      SOLE               864,500    0     93,000
CITIGROUP INC.                COMMON  172967101  2,234,925   752,500 X      SOLE               693,500    0     59,000
COCA COLA                     COMMON  191216100  4,031,160    84,000 X      SOLE                69,000    0     15,000
COMCAST CORP NEW COM          COMMON  20030N101 47,937,792 3,315,200 X      SOLE             3,010,700    0    304,500
CONAGRA INC                   COMMON  205887102 31,353,700 1,645,000 X      SOLE             1,487,000    0    158,000
CONOCOPHILLIPS COM            COMMON  20825C104  5,616,062   133,525 X      SOLE               123,025    0     10,500
CORNING INC                   COMMON  219350105  6,263,400   390,000 X      SOLE               341,500    0     48,500
CVS/CAREMARK CORP             COMMON  126650100 14,739,875   462,500 X      SOLE               421,500    0     41,000
DETOUR GOLD CORPORATI         COMMON  250669108    103,400    10,000 X      SOLE                10,000    0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/09

(ITEM 1)                     (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                     -------- --------- ---------- ---------     ---------- -------- ------------------------

                                                                                             VOTING AUTHORITY (SHARES)
                                                   FAIR    SHARES OR                         ------------------------
                             TITLE OF  CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)       (B)    (C)
--------------               -------- --------- ---------- ---------     ---------- -------- ---------  ------ -------
DEVON ENERGY CORP NEW         COMMON  25179M103    561,350    10,300 X      SOLE                 8,300    0      2,000
DISNEY WALT PRODTNS           COMMON  254687106    209,970     9,000 X      SOLE                 9,000    0          0
DOMINION RES INC VA N         COMMON  25746U109  1,336,800    40,000 X      SOLE                40,000    0          0
DU PONT                       COMMON  263534109  2,536,380    99,000 X      SOLE                86,500    0     12,500
E M C CORP MASS               COMMON  268648102 21,451,250 1,637,500 X      SOLE             1,488,000    0    149,500
ENCANA CORP COM               COMMON  292505104 10,734,990   217,000 X      SOLE               191,500    0     25,500
EQT CORP COM                  COMMON  26884L109  5,358,685   153,500 X      SOLE               132,000    0     21,500
EXELON CORP                   COMMON  30161N101    307,260     6,000 X      SOLE                 1,000    0      5,000
EXXON CORPORATION             COMMON  30231G102  2,064,093    29,525 X      SOLE                29,025    0        500
FRONTIER COMMUNICATIO         COMMON  35906A108 10,303,020 1,443,000 X      SOLE             1,304,000    0    139,000
GAMMON GOLD INC COM           COMMON  36467T106     66,700    10,000 X      SOLE                10,000    0          0
GENERAL ELECTRIC              COMMON  369604103 18,224,600 1,555,000 X      SOLE             1,380,000    0    175,000
GOLDCORP INC NEW COM          COMMON  380956409  8,374,750   241,000 X      SOLE               227,500    0     13,500
GOLDEN STAR RES LTD C         COMMON  38119T104    271,420   132,400 X      SOLE               132,400    0          0
HALLIBURTON CO                COMMON  406216101  6,261,750   302,500 X      SOLE               236,200    0     66,300
HARRIS ASSOC INVT TR          MUTUAL  413838202    327,753    25,000 X      SOLE                25,000    0          0
HESS CORP                     COMMON  42809H107  4,165,625    77,500 X      SOLE                69,000    0      8,500
IAMGOLD CORP COM              COMMON  450913108    202,400    20,000 X      SOLE                20,000    0          0
INTEL CORP                    COMMON  458140100  2,801,915   169,300 X      SOLE               144,300    0     25,000
INTERNATIONAL BUSINES         COMMON  459200101  2,485,196    23,800 X      SOLE                21,300    0      2,500
J.P. MORGAN CHASE & C         COMMON  46625H100  6,179,027   181,150 X      SOLE               165,150    0     16,000
JAGUAR MNG INC COM            COMMON  47009M103    795,900   105,000 X      SOLE               105,000    0          0
KROGER CO                     COMMON  501044101 11,190,375   507,500 X      SOLE               469,000    0     38,500
LAKE SHORE GOLD CORP          COMMON  510728108  4,701,333 2,000,000 X      SOLE             2,000,000    0          0
LILLY ELI & CO                COMMON  532457108 25,394,584   733,100 X      SOLE               658,200    0     74,900
MANULIFE FINL CORP CO         COMMON  56501R106  1,518,125    87,500 X      SOLE                84,000    0      3,500
MARSH & MCLENNAN COS          COMMON  571748102 18,318,300   910,000 X      SOLE               833,000    0     77,000
MASSEY ENERGY CORP CO         COMMON  576206106    537,350    27,500 X      SOLE                27,500    0          0
MCDONALDS                     COMMON  580135101    862,350    15,000 X      SOLE                12,500    0      2,500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/09

(ITEM 1)                     (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                     -------- --------- ---------- ---------     ---------- -------- ------------------------

                                                                                             VOTING AUTHORITY (SHARES)
                                                   FAIR    SHARES OR                         ------------------------
                             TITLE OF  CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)       (B)    (C)
--------------               -------- --------- ---------- ---------     ---------- -------- ---------  ------ -------
MCKESSON HBOC INC COM         COMMON  58155Q103 17,226,000   391,500 X      SOLE               354,500    0     37,000
MERCK & CO                    COMMON  589331107  1,048,500    37,500 X      SOLE                37,500    0          0
METROPCS COMMUNICATIO         COMMON  591708102  1,830,125   137,500 X      SOLE               137,500    0          0
MICROSOFT CORP                COMMON  594918104 48,288,755 2,031,500 X      SOLE             1,831,300    0    200,200
MITSUBISHI UFJ FINANC         COMMON  606822104  6,370,250 1,037,500 X      SOLE               932,000    0    105,500
MONSANTO CO NEW COM           COMMON  61166W101    929,250    12,500 X      SOLE                 7,500    0      5,000
MORGAN STANLEY COM NE         COMMON  617446448    213,825     7,500 X      SOLE                 7,500    0          0
MOSAIC COMPANY                COMMON  61945A107  9,391,600   212,000 X      SOLE               186,200    0     25,800
MYLAN INC DTD 03/07/0        CONVERT  628530AG2  2,165,625 2,500,000 X      SOLE             2,500,000    0          0
MYLAN LABS INC                COMMON  628530107 25,121,250 1,925,000 X      SOLE             1,743,000    0    182,000
NEWMONT MNG CORP              COMMON  651639106 24,305,389   594,700 X      SOLE               540,000    0     54,700
NEWS CORP CL A                COMMON  65248E104  6,308,675   692,500 X      SOLE               596,500    0     96,000
NINTENDO LTD ADR              COMMON  654445303  1,638,755    47,500 X      SOLE                47,500    0          0
OMNICARE INC COM              COMMON  681904108 27,563,200 1,070,000 X      SOLE               977,700    0     92,300
ORACLE SYS CORP               COMMON  68389X105    481,950    22,500 X      SOLE                17,500    0      5,000
OREZONE GOLD CORP COM         COMMON  68616T109     14,250    25,000 X      SOLE                25,000    0          0
PEPSICO INC                   COMMON  713448108    961,800    17,500 X      SOLE                17,500    0          0
PETROLEO BRASILEIRO S         COMMON  71654V408  1,536,750    37,500 X      SOLE                30,000    0      7,500
PFIZER INC                    COMMON  717081103 53,161,500 3,544,100 X      SOLE             3,206,100    0    338,000
PROCTER & GAMBLE CO C         COMMON  742718109  1,300,495    25,450 X      SOLE                25,450    0          0
RAINY RIVER RES LTD C         COMMON  75101R100     68,700    30,000 X      SOLE                30,000    0          0
ROWAN COS INC                 COMMON  779382100    676,200    35,000 X      SOLE                25,000    0     10,000
ROYAL DUTCH SHELL PLC         COMMON  780259206  1,279,845    25,500 X      SOLE                25,500    0          0
ROYAL GOLD INC COM            COMMON  780287108    208,450     5,000 X      SOLE                 5,000    0          0
SCHLUMBERGER                  COMMON  806857108  7,250,740   134,000 X      SOLE               120,300    0     13,700
SPDR GOLD TR LG-TM JA         OPTION  78463V5AD    238,000       200 X      SOLE                   200    0          0
SPDR GOLD TRUST GOLD          COMMON  78463V107 14,944,402   163,900 X      SOLE               144,100    0     19,800
SUNCOR ENERGY INC COM         COMMON  867229106    849,520    28,000 X      SOLE                23,000    0      5,000
SUNOCO INC COM                COMMON  86764P109    348,000    15,000 X      SOLE                10,000    0      5,000

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/09

(ITEM 1)                     (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                     -------- --------- ---------- ---------     ---------- -------- ------------------------

                                                                                             VOTING AUTHORITY (SHARES)
                                                   FAIR    SHARES OR                         ------------------------
                             TITLE OF  CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)       (B)    (C)
--------------               -------- --------- ---------- ---------     ---------- -------- ---------  ------ -------
TALISMAN ENERGY INC C         COMMON  87425E103 51,544,030 3,607,000 X      SOLE             3,270,500    0    336,500
TIME WARNER INC COM           COMMON  887317303 26,169,891 1,038,900 X      SOLE               938,300    0    100,600
TOTAL FINA SA SPONSOR         COMMON  89151E109  4,962,045    91,500 X      SOLE                79,700    0     11,800
TRANSATLANTIC HLDGS I         COMMON  893521104  5,632,900   130,000 X      SOLE               126,500    0      3,500
TRANSOCEAN LTD ZUG NA         COMMON  H8817H100    742,900    10,000 X      SOLE                 7,500    0      2,500
TRAVELERS COMPANIES I         COMMON  89417E109 30,599,424   745,600 X      SOLE               675,200    0     70,400
TYCO INTERNATIONAL LT         COMMON  H89128104  5,416,830   208,500 X      SOLE               208,500    0          0
U S BANCORP                   COMMON  902973304  3,180,800   177,500 X      SOLE               168,500    0      9,000
UNITEDHEALTH GROUP IN         COMMON  91324P102  6,931,950   277,500 X      SOLE               240,000    0     37,500
UNUM GROUP COM                COMMON  91529Y106 10,449,361   658,850 X      SOLE               592,850    0     66,000
VALERO ENERGY                 COMMON  91913Y100 32,175,450 1,905,000 X      SOLE             1,742,500    0    162,500
VANGUARD MUN BD FD IN         MUTUAL  922907886  1,196,800   110,000 X      SOLE               110,000    0          0
VERIZON COMMUNICATION         COMMON  92343V104  3,687,600   120,000 X      SOLE               100,000    0     20,000
VIACOM INC NEW CL B           COMMON  92553P201    454,000    20,000 X      SOLE                20,000    0          0
WAL MART STORES INC           COMMON  931142103 23,130,100   477,500 X      SOLE               432,800    0     44,700
WELLS FARGO                   COMMON  949746101  3,820,950   157,500 X      SOLE               142,500    0     15,000
WHITING PETE CORP NEW         COMMON  966387102  4,430,160   126,000 X      SOLE               120,500    0      5,500
WILLIAMS CO                   COMMON  969457100  8,538,670   547,000 X      SOLE               519,500    0     27,500
WYETH COM                     COMMON  983024100  7,466,655   164,500 X      SOLE               154,500    0     10,000